Credit Risk - Disclosure of Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 219,716	£ 210,094
Loss allowance	1,005	865
Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	247,500	245,000
Gross write- offs	156	190
Loss allowance	1,005	865
Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	215,700	207,300
Gross write- offs	156	190
Loss allowance	931	827
Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	31,800	37,700
Gross write- offs	0	0
Loss allowance	74	38
Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 225,700	£ 224,100
Exposure ratio
Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 194,900	£ 187,900
Exposure ratio	90.40%	90.60%
Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 30,800	£ 36,200
Exposure ratio
Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 19,200	£ 18,000
Exposure ratio
Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18,300	£ 16,500
Exposure ratio	8.50%	7.90%
Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 900	£ 1,500
Exposure ratio
Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,600	£ 2,900
Exposure ratio
Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,500	£ 2,900
Exposure ratio	1.26%	1.45%
Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio
Retail Banking | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 191,800	£ 183,000
Gross write- offs	113	107
Loss allowance	502	367
Retail Banking | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,700	29,400
Gross write- offs	0	0
Loss allowance	42	21
Retail Banking | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 175,400	£ 169,200
Exposure ratio	91.40%	92.50%
Retail Banking | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 21,100	£ 29,200
Exposure ratio
Retail Banking | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,400	£ 11,700
Exposure ratio	7.50%	6.40%
Retail Banking | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 200
Exposure ratio
Retail Banking | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,000	£ 2,100
Exposure ratio	1.10%	1.10%
Retail Banking | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	£ 251	£ 190
Mortgages | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	184,300	174,700
Gross write- offs	3	5
Loss allowance	248	185
Mortgages | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,000	16,000
Gross write- offs	0	0
Loss allowance	3	5
Mortgages | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 169,100	£ 161,800
Exposure ratio	91.70%	92.60%
Mortgages | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 7,900	£ 15,900
Exposure ratio
Mortgages | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 13,400	£ 11,100
Exposure ratio	7.30%	6.40%
Mortgages | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 100
Exposure ratio
Mortgages | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,800	£ 1,800
Exposure ratio	1.00%	1.00%
Mortgages | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio
Credit cards
Disclosure of credit risk exposure [line items]
Loss allowance	£ 130	£ 89
Credit cards | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,500	2,400
Gross write- offs	40	39
Loss allowance	120	82
Credit cards | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,200	9,900
Gross write- offs	0	0
Loss allowance	10	7
Credit cards | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,100	£ 2,200
Exposure ratio	85.70%	91.70%
Credit cards | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 10,100	£ 9,900
Exposure ratio
Credit cards | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 200
Exposure ratio	12.90%	7.70%
Credit cards | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio
Credit cards | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio	2.53%	2.54%
Credit cards | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio
Other
Disclosure of credit risk exposure [line items]
Loss allowance	£ 164	£ 109
Other | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000	5,900
Gross write- offs	70	63
Loss allowance	134	100
Other | Loans to customers | Total Drawn | BBLS
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,500
Other | Loans to customers | Total Drawn | BBLS 100% Government Guarantee
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,400
Government Guarantee, percentage	100.00%
Other | Loans to customers | Total Drawn | Unsecured personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,000
Other | Loans to customers | Total Drawn | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	500
Other | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,500	3,500
Gross write- offs	0	0
Loss allowance	29	9
Other | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,200	£ 5,200
Exposure ratio	82.80%	88.10%
Other | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,100	£ 3,400
Exposure ratio
Other | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 700	£ 400
Exposure ratio	13.00%	6.60%
Other | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 300	£ 100
Exposure ratio
Other | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 300
Exposure ratio	4.30%	4.90%
Other | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 100	£ 0
Exposure ratio
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,384	£ 4,984
Gross write- offs	19	25
Loss allowance	67	52
Consumer Finance | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,400	5,000
Gross write- offs	19	25
Loss allowance	£ 67	52
Lending, percentage collateralised on vehicle	84.00%
Consumer Finance | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	300
Gross write- offs	0	0
Loss allowance	0	0
Consumer Finance | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,000	£ 4,800
Exposure ratio	93.00%	96.00%
Consumer Finance | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 300
Exposure ratio
Consumer Finance | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 200
Exposure ratio	6.50%	4.00%
Consumer Finance | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio
Consumer Finance | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.54%	0.48%
Consumer Finance | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	£ 393	£ 425
Corporate & Commercial Banking | Loans to customers
Disclosure of credit risk exposure [line items]
Loans and advances to customers		19,300
Gross write- offs		58
Loss allowance		408
Corporate & Commercial Banking | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,500
Gross write- offs	24
Loss allowance	362
Corporate & Commercial Banking | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,700	8,000
Gross write- offs	0	0
Loss allowance	32	£ 17
Corporate & Commercial Banking | Loans to customers | Stage 1
Disclosure of credit risk exposure [line items]
Exposure ratio		72.00%
Corporate & Commercial Banking | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,500	£ 13,900
Exposure ratio	78.30%
Corporate & Commercial Banking | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 9,300	£ 6,700
Exposure ratio
Corporate & Commercial Banking | Loans to customers | Stage 2
Disclosure of credit risk exposure [line items]
Exposure ratio		23.90%
Corporate & Commercial Banking | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,500	£ 4,600
Exposure ratio	18.80%
Corporate & Commercial Banking | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 400	£ 1,300
Exposure ratio
Corporate & Commercial Banking | Loans to customers | Stage 3
Disclosure of credit risk exposure [line items]
Exposure ratio		4.28%
Corporate & Commercial Banking | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 500	£ 800
Exposure ratio	3.08%
Corporate & Commercial Banking | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	£ 0	£ 0
Corporate Centre | Loans to customers | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Gross write- offs	0	0
Loss allowance	0	0
Corporate Centre | Loans to customers | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Gross write- offs	0	0
Loss allowance	0	0
Corporate Centre | Loans to customers | Stage 1 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre | Loans to customers | Stage 1 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio
Corporate Centre | Loans to customers | Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre | Loans to customers | Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio
Corporate Centre | Loans to customers | Stage 3 | Total Drawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio	0.00%	0.00%
Corporate Centre | Loans to customers | Stage 3 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Exposure ratio